RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

On December 10, 2021 and March 18, 2022, the Company received advances of $39,200 and $50,000, respectively, for a total of $89,200 from its previous majority shareholder, American International Holdings Corp (“AMIH”), in order to cover various general and administrative expenses. The advances bear no interest and are due on demand upon the Company’s ability to repay the advances from either future revenues or investment proceeds. On June 16, 2022, Cohen Enterprises, Inc. (“Cohen Enterprises”), an entity owned and controlled by Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman of the Board of Directors, entered into and closed a Stock Purchase Agreement (the “SPA”) for the purchase of 8,000,000 shares of the outstanding common stock of the Company which were then held by AMIH, which represented 80% of the Company’s then outstanding shares of common stock, in consideration for $90,000. Pursuant to the terms of the SPA, Cohen Enterprises also acquired the right to be repaid the $89,200 advanced from AMIH to the Company.

On June 29, 2022, the Company received an advance of $25,000 from Cohen Enterprises in order to cover various general and administrative expenses. The Company repaid Cohen Enterprises $25,000 on August 18, 2022 bringing the total amount owed to Cohen Enterprises to $89,200 as of December 31, 2022. This amount was paid in full on April 4, 2023 and the amount owed to Cohen Enterprises was $0 and $89,200 as of September 30, 2023 and December 31, 2022, respectively. Previously recorded imputed interest equal to eight percent (8%) per annum, or a total of $8,232 against the related party advances, was canceled and reversed for the nine months ended September 30, 2023.

On December 10, 2021, the Company received an advance of $70 from ZipDoctor, Inc., a then wholly-owned subsidiary of its then majority shareholder, AMIH, which was used to open and establish the Company’s bank account. The advance bears no interest and is due on demand upon the Company’s ability to repay the advance from either future revenues or investment proceeds. The amount was paid in full on May 24, 2022 and the amount owed to ZipDoctor was $0 and $0 as of September 30, 2023 and December 31, 2022, respectively. Imputed interest at eight percent (8%) per annum on this advance was insignificant and therefore was not calculated, recorded or paid during the time the advance was outstanding from December 10, 2021 to May 24, 2022.

For additional information on related party prepaid expenses see Note 3.

NOTE 5 – RELATED PARTY TRANSACTIONS

On December 10, 2021 and March 18, 2022, the Company received advances of $39,200 and $50,000, respectively, for a total of $89,200 from its previous majority shareholder, American International Holdings Corp (“AMIH”), in order to cover various general and administrative expenses. The advances bear no interest and are due on demand upon the Company’s ability to repay the advances from either future revenues or investment proceeds. On June 16, 2022, Cohen Enterprises, Inc. (“Cohen Enterprises”), an entity owned and controlled by Jacob D. Cohen, the Company’s Chief Executive Officer and Chairman of the Board of Directors, entered into and closed a Stock Purchase Agreement (the “SPA”) for the purchase of 8,000,000 shares of the outstanding common stock of the Company which were then held by AMIH, which represented 80% of the Company’s then outstanding shares of common stock, in consideration for $90,000. Pursuant to the terms of the SPA, Cohen Enterprises also acquired the right to be repaid the $89,200 advanced from AMIH to the Company.

On June 29, 2022, the Company received an advance of $25,000 from Cohen Enterprises in order to cover various general and administrative expenses. The Company repaid Cohen Enterprises $25,000 on August 18, 2022 bringing the total amount owed to Cohen Enterprises to $89,200 as of December 31, 2022. As of December 31, 2021, the balance was $39,200. The Company recorded imputed interest equal to eight percent (8%) per annum, or $4,674 and $181, against the related party advances for the years ended December 31, 2022 and December 31, 2021, respectively.

On December 10, 2021, the Company received an advance of $70 from ZipDoctor, Inc., a wholly-owned subsidiary of its then majority shareholder, AMIH, which was used to open and establish the Company’s bank account. The advance bears no interest and is due on demand upon the Company’s ability to repay the advance from either future revenues or investment proceeds. The amount was paid in full on May 24, 2022 and the amount owed to ZipDoctor was $0 and $70 as of December 31, 2022 and December 31, 2021, respectively. Imputed interest equal to eight percent (8%) per annum, or $2 and $0, was recorded against the related party advance as of December 31, 2022 and 2021, respectively.

The Company’s Chief Executive Officer, Jacob D. Cohen, has made his personal credit card available for purchases on behalf of the Company to cover various general and administrative expenses. Mr. Cohen has been repaid a total of $248,151 as of December 31, 2022 for Company purchases made on his personal credit card.   There was no balance due as of December 31, 2022 and December 31, 2021.

For additional information on related party prepaid expense see Note 3 and for related party stock-based transactions see Note 7.